Shareholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	79,372,198
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	25,486,486
Exercise Price Range One [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.19
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	24,313,351
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 3 months 22 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.15
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	6,950,054
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	9 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.15
Exercise Price Range Two [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.32
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	53,597,347
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months 19 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.32
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	17,239,932
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.32
Exercise Price Range Three [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.75
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	290,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 2 months 12 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.72
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	290,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.72
Exercise Price Range Four [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1.56
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	311,500
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 2 months 26 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.31
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	311,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 2 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.31
Exercise Price Range Five [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number | shares	860,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 8 months 23 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number | shares	695,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 8 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.00